Leases - Schedule Of Supplemental Cash Flow information Related To Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 13,327	¥ 22,122
Right-of-use assets obtained in exchange for lease obligations:	¥ 12,315	¥ 5,650